Income Taxes - Schedule of Income Tax Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) recognized in equity	$ 293	$ (793)	$ 463	$ (1,570)		$ (704)
Write down (reversal of write down) or recognition of prior period temporary differences
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) recognized in equity	$ 292		$ 463		$ (500)		$ (1,107)